COMMON SHARES	12 Months Ended
Feb. 28, 2017
Stockholders' Equity Note [Abstract]
Common Shares [Text Block]
17.	COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders' vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

During the years ended February 28, 2015, February 29, 2016 and February 28, 2017, 8,075,000, nil and nil Class B common shares were converted into 8,075,000, nil and nil Class A common shares, respectively.

During the years ended February 28, 2015, February 29, 2016 and February 28, 2017, 2,092,730, 1,419,484 and 1,726,874  shares were issued in connection with vesting of non-vested shares granted to employees and converted into 1,046,365, 709,742 and 863,437  ADSs, respectively (representing 2,092,730, 1,419,484 and 1,726,874  Class A common shares, respectively).

During the years ended February 29, 2016 and February 28, 2017, 40,136 and 103,888  of share options granted to employees were exercised and converted into 20,068 and 51,944  ADSs, respectively (representing 40,136 and 103,888  Class A common shares, respectively).

During the years ended February 29, 2016 and February 28, 2017, 478,036 and 647,859  Class A common shares were issued as consideration of business acquisitions, respectively.

During the year ended February 28, 2017, 342,462 common shares issued to the Bond holders were converted into 171,231 ADSs.